Loss Before Income Tax - Additional Information (Details) € in Millions			1 Months Ended			9 Months Ended		12 Months Ended
	Oct. 12, 2018 USD ($)	Sep. 14, 2018 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2021 USD ($) Obligation	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 21, 2019 EUR (€)
Disclosure Of Loss Before Income Tax Line Item
Receipt on non refundable up-front payment upon reaching product regulatory milestone						$ 25,000,000
Revenue recognized from up-front payment as deferred consideration	$ 10,000,000
Pre-launch inventory recognized						22,700,000		$ 8,800,000
Provision for obsolete stock.								0
Manufacturing Commercialization Expenses
Disclosure Of Loss Before Income Tax Line Item
Pre-launch inventory recognized						13,500,000		$ 8,800,000
Manufacturing Commercialization Expenses Obsolete Stock
Disclosure Of Loss Before Income Tax Line Item
Pre-launch inventory recognized						400,000
Grunenthal
Disclosure Of Loss Before Income Tax Line Item
Non-refundable upfront payment received				$ 15,000,000
Milestone payment received			$ 2,500,000
Upfront payment related to license and collaboration agreement				$ 15,000,000
Revenue recognized for right of use license of IP					$ 15,000,000	0	$ 15,000,000
Revenue recognized relation to patent license agreement					$ 15,000,000	$ 0	15,000,000
Grunenthal | IFRS 15
Disclosure Of Loss Before Income Tax Line Item
Number of performance obligations | Obligation						3
Grunenthal | R&D and CMC services
Disclosure Of Loss Before Income Tax Line Item
Standalone selling price						$ 85,000,000
Grunenthal | Other Development Services
Disclosure Of Loss Before Income Tax Line Item
Standalone selling price						10,000,000
Grunenthal | Clinical, Manufacturing, Regulatory and Reimbursement Approval | Top of Range
Disclosure Of Loss Before Income Tax Line Item
Non-refundable upfront payments receivable						127,500,000
Tasly
Disclosure Of Loss Before Income Tax Line Item
Deferred consideration up-front milestone receivable recognized	$ 20,000,000					20,000,000
Revenue recognized from up-front payment as deferred consideration		$ 10,000,000				0
TiGenix NV | Top of Range
Disclosure Of Loss Before Income Tax Line Item
Milestone revenue relating to non-refundable up-front payment | €									€ 10.0
JCR Pharmaceuticals Co. Ltd
Disclosure Of Loss Before Income Tax Line Item
Royalties receivable under sales-based milestones						$ 5,300,000	$ 5,900,000